Provisions for legal proceedings - Summary of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current judicial deposits (assets) [abstract]
Tax	$ 3,757	$ 3,302
Civil	800	891
Labor	1,128	1,209
Environmental	157	176
Others	5	4
Total	$ 5,847	$ 5,582	$ 3,999